CONDENSED INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - 6 months ended Jun. 30, 2017 - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive loss [Member]	Foreign currency translation adjustment [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2016	$ 369,057	$ 1,318,725	$ 41,264	$ 68,921	$ (544)	$ (27,283)	$ (1,071,036)	$ (9,072)		$ (7,418)	$ 682,614
BALANCE, SHARES at Dec. 31, 2016	93,071
Changes during the period:
Issuance of shares	$ 12,128	4,500									16,628
Issuance of shares, shares	2,914
Exercise of options	$ 4,352	6,021									10,373
Exercise of options, shares	1,064
Capital notes converted into share capital	$ 3,792	16,714	(20,506)
Capital notes converted into share capital, shares	930
Employee stock-based compensation				4,417							4,417
Dividend paid to Panasonic										(5,501)	(5,501)
Other comprehensive income:
Profit							95,526		95,526	3,247	98,773
Foreign currency translation adjustments						2,728			2,728	3,282	6,010
Change in employees plan assets and benefit obligations					(315)				(315)		(315)
Unrealized gain on derivatives					1,016				1,016		1,016
Comprehensive income									$ 98,955		98,955
BALANCE at Jun. 30, 2017	$ 389,329	$ 1,345,960	$ 20,758	$ 73,338	$ 157	$ (24,555)	$ (975,510)	$ (9,072)		$ (6,390)	$ 814,015
BALANCE, SHARES at Jun. 30, 2017	97,979
OUTSTANDING SHARES, NET OF TREASURY STOCK at Jun. 30, 2017	97,893